UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment	[ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Kestrel Investment Management Corporation
Address:	411 Borel Avenue
		Suite 403
		San Mateo, CA  94402

13F File Number:	28-4060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	David J. Steirman
Title:	President
Phone:	650-572-9450
Signature, Place, and Date of Signing:



David J. Steirman		San Mateo	CA	August 4, 2011

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	53

Form 13F Information Table Value Total:	$787,469


List of Other Included Managers:

                                                                     FORM 13F INFORMATION TABLE
                                                   VALUE    SHARES/   SH/   PUT/ INVSTMT OTHER          VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT   PRN   CALL DSCRETNMANAGERS  SOLE   SHARED   NONE

Aceto Corp                        COM  004446100      4164    620550   SH       SOLE             582250       0   38300
AmSurg Corp                       COM  03232P405      8722    333800   SH       SOLE             321400       0   12400
Assurant                          COM  04621X108      9793    270000   SH       SOLE             270000       0       0
Brinker International             COM  109641100     26480   1082600   SH       SOLE            1041100       0   41500
Broadridge Financial              COM  11133T103     29392   1221100   SH       SOLE            1183000       0   38100
CACI International                COM  127190304     22838    362050   SH       SOLE             348250       0   13800
CareFusion Corp                   COM  14170T101      9917    365000   SH       SOLE             365000       0       0
Computer Sciences Cor             COM  205363104      8351    220000   SH       SOLE             220000       0       0
Covance Inc                       COM  222816100     12468    210000   SH       SOLE             210000       0       0
Cumberland Pharmaceut             COM  230770109      3900    678250   SH       SOLE             636550       0   41700
eHealth Inc                       COM  28238P109      9017    674900   SH       SOLE             649400       0   25500
EMS Technologies                  COM  26873N108      7984    242150   SH       SOLE             227150       0   15000
FMC Corp                          COM  302491303     43690    507900   SH       SOLE             489100       0   18800
First American Financ             COM  31847R102     18862   1205250   SH       SOLE            1159250       0   46000
Force Protection                  COM  345203202      4893    985400   SH       SOLE             924300       0   61100
HCC Insurance Holding             COM  404132102     23382    742300   SH       SOLE             715100       0   27200
Haemonetics Corp                  COM  405024100     18757    291400   SH       SOLE             280400       0   11000
Healthways, Inc                   COM  422245100     12420    818150   SH       SOLE             786850       0   31300
Huntington Ingalls In             COM  446413106     18742    543250   SH       SOLE             522550       0   20700
Imation Corp                      COM  45245A107      8417    891600   SH       SOLE             857400       0   34200
Innovative Soln & Sup             COM  45769N105       411     75200   SH       SOLE              72400       0    2800
Integrated Device Tec             COM  458118106     23515   2991700   SH       SOLE            2877400       0  114300
John Bean Technologie             COM  477839104     19473   1007900   SH       SOLE             971300       0   36600
Landec Corp                       COM  514766104      3952    598800   SH       SOLE             562300       0   36500
Legg Mason Inc                    COM  524901105     10156    310000   SH       SOLE             310000       0       0
Lender Processing Svc             COM  52602E102      6900    330000   SH       SOLE             330000       0       0
LifePoint Hospitals               COM  53219L109     23284    595800   SH       SOLE             573800       0   22000
Lorillard Inc                     COM  544147101     10887    100000   SH       SOLE             100000       0       0
Magellan Health Svcs              COM  559079207     27616    504500   SH       SOLE             485500       0   19000
Matthews Internationa             COM  577128101     13708    341250   SH       SOLE             328350       0   12900
NCR Corp                          COM  62886E108     26435   1399400   SH       SOLE            1354600       0   44800
NTELOS Holdings                   COM  67020Q107     12696    621750   SH       SOLE             598550       0   23200
Nash Finch Company                COM  631158102     11414    318750   SH       SOLE             306850       0   11900
Navigators Group                  COM  638904102      9875    210100   SH       SOLE             202600       0    7500
PCTEL, Inc                        COM  69325Q105      2145    331000   SH       SOLE             309800       0   21200
Pharmaceutical Prod D             COM  717124101     10333    385000   SH       SOLE             385000       0       0
Questar Corp                      COM  748356102     19764   1116000   SH       SOLE            1072900       0   43100
Questcor Pharmaceutic             COM  74835Y101     34533   1432900   SH       SOLE            1378600       0   54300
RadioShack Corp                   COM  750438103     12600    946650   SH       SOLE             914850       0   31800
Silicon Laboratories              COM  826919102     23349    565900   SH       SOLE             547200       0   18700
SkyWest Inc                       COM  830879102     14233    945100   SH       SOLE             912000       0   33100
Stage Stores                      COM  85254C305     15194    904400   SH       SOLE             869800       0   34600
StanCorp Finl Group               COM  852891100     16629    394150   SH       SOLE             379250       0   14900
Strayer Education                 COM  863236105     20955    165800   SH       SOLE             159150       0    6650
Synovis Life Tech                 COM  87162G105      4592    263600   SH       SOLE             247500       0   16100
Tech Data                         COM  878237106     20187    412900   SH       SOLE             397100       0   15800
Transatlantic Holding             COM  893521104     11027    225000   SH       SOLE             225000       0       0
Universal American                COM  91338E101      8144    743700   SH       SOLE             715500       0   28200
VAALCO Energy                     COM  91851C201      8967   1489500   SH       SOLE            1433500       0   56000
Vascular Solutions                COM  92231M109      4249    342700   SH       SOLE             321200       0   21500
Volterra Semiconducto             COM  928708106      7761    314700   SH       SOLE             295900       0   18800
Websense Inc                      COM  947684106     19590    754350   SH       SOLE             725850       0   28500
World Acceptance                  COM  981419104     30706    468300   SH       SOLE             452100       0   16200
